Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	[1]	$ (518)	$ (715)	$ 130
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period		(535)	582	(1,466)
Reclassification adjustment	[2]	(83)	(91)	(129)
Net unrealized gain (loss) on assets available-for-sale		(618)	491	(1,595)
Defined benefit plans:
Prior service cost arising during the period		0	3	(2)
Net gain (loss) arising during the period		(105)	(766)	732
Foreign exchange adjustment		0	(2)	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	[2]	104	127	209
Total defined benefit plans		(1)	(638)	939
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period		0	23	136
Reclassification adjustment	[2]	11	(41)	(124)
Net unrealized gain (loss) on cash flow hedges		11	(18)	12
Total other comprehensive income (loss)		(1,126)	(880)	(514)
Foreign currency translation:
Foreign currency translation adjustments arising during the period	[1]	(81)	(91)	62
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period		172	(169)	577
Reclassification adjustment	[2]	31	33	55
Net unrealized gain (loss) on assets available-for-sale		203	(136)	632
Defined benefit plans:
Prior service cost arising during the period		0	(1)	1
Net gain (loss) arising during the period		40	287	(303)
Foreign exchange adjustment		0	1	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	[2]	(35)	(50)	(83)
Total defined benefit plans		5	237	(385)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period		0	(13)	(54)
Reclassification adjustment	[2]	(3)	16	51
Net unrealized gain (loss) on cash flow hedges		(3)	3	(3)
Total other comprehensive income (loss)		124	13	306
Foreign currency translation:
Foreign currency translation adjustments arising during the period	[1]	(599)	(806)	192
Unrealized (loss) gain on assets available-for-sale:
Unrealized gain (loss) arising during period		(363)	413	(889)
Reclassification adjustment	[2]	(52)	(58)	(74)
Total unrealized (loss) gain on assets available-for-sale		(415)	355	(963)
Defined benefit plans:
Prior service cost arising during the period		0	2	(1)
Net gain (loss) arising during the period		(65)	(479)	429
Foreign exchange adjustment		0	1	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	[2]	69	77	126
Total defined benefit plans		4	(401)	554
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period		0	10	82
Reclassification adjustment	[2]	8	(25)	(73)
Net unrealized gain (loss) on cash flow hedges		8	(15)	9
Total other comprehensive income (loss), net of tax	[3]	$ (1,002)	$ (867)	$ (208)

[1]	Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.
[2]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.
[3]	Other comprehensive (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(966) million for the year ended Dec. 31, 2015, $(742) million for the year ended Dec. 31, 2014 and $(249) million for the year ended Dec. 31, 2013.